Annual Total Returns[BarChart] - Invesco SP International Developed Quality ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.64%)	19.49%	16.86%	(2.44%)	7.95%	(1.96%)	26.73%	(12.74%)	29.86%	15.63%